Trade and Other Receivables	12 Months Ended
Dec. 31, 2020
Disclosure of trade and other receivables [text block] [Abstract]
TRADE AND OTHER RECEIVABLES
5.	TRADE AND OTHER RECEIVABLES

	December 31, 2020	December 31, 2019	December 31, 2018
Trade receivables	$3,501,223	1,160,457	351,803
Allowance for doubtful accounts	(1,530,667)	-	-
Taxes receivable	766,540	110,714	231,312
Other receivables	-	221,784	96,294
Total	2,737,096	1,492,955	679,409

Provisions on Trade Receivables

In accordance with policy to use the expected credit loss model, we utilize the expedited method where trade receivables are provided for based on their aging, as well as providing for specified balances deemed non-collectible. In the year ended December 31, 2020 we concluded that a bad debt provision of $1,530,667 was to be recognized (2019, 2018 - $Nil).

Factoring Arrangements and Liens

Siyata Mobile Israel (“SMI”) has a factoring agreement on its trade receivables, whereby invoices are fully assigned to a funding entity in return for 80%-85% of the total sale to be paid to SMI by the funding entity in advance. The remaining 15-20% is paid to SMI when the funding entity receives payment from the customer.

SMI incurs a financing charge of 3.1% on advances received and is subject to certain covenants.

The 80-85% received upfront remains a liability from SMI to the funding entity until final settlement, however all such balances are fully insured in case of non-payment. As SMI has both the legally enforceable right and the intention to settle the receivable and liability on a net basis in accordance with IAS 32, Financial Instruments, trade receivables are presented net of the liability for amounts advanced. As at December 31, 2020 the total amounts extended by the funding entity was $65,000 (December 31, 2019 - $1,954,000).

Signifi Mobile Inc. has a credit facility outlined in Note 11. As part of its financing facility, the lender has a lien on certain assets including trade and other receivables of Signifi Mobile Inc. in the amount of up to $4,000,000 CAD ($3,137,255 USD).